Impairment testing	12 Months Ended
Dec. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment testing
5.15 Impairment testing
At the end of each reporting period Valneva assesses whether there is any indication that an asset may be impaired. Indicators for the necessity of an impairment test are, among others, actual or expected declines in sales or margins and significant changes in the economic environment with an adverse effect on Valneva’s business. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less selling costs and value in use.
For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units or CGUs). The cash-generating units correspond with the specific vaccine products and vaccine candidates. Non-financial assets, other than goodwill, that suffered impairment are reviewed for possible reversal of the impairment at each reporting date. Following the completion of the transfer of manufacturing activities for both IXIARO and IXCHIQ into the Almeida facility in Scotland, a re-assessment of Valneva’s CGUs was performed, resulting in a combination of these two products into one CGU.
An assessment of impairment indicators performed for the year ended December 31, 2025 resulted in impairment indicators identified for the IXIARO / IXCHIQ CGU and no impairment indicators for DUKORAL and Shigella CGU’s.
No material impairment reversal was booked in the years ended December 31, 2025 and December 31, 2024.
IXIARO / IXCHIQ
For the first three quarters of 2025 IXIARO and IXCHIQ were considered separate CGUs. The completion of transfer activities for IXCHIQ into the new Almeida manufacturing facility in Scotland in the fourth quarter of 2025 triggered a re-assessment of the company’s CGUs resulting in a combination of the previously separate CGU’s into one combined CGU IXIARO / IXCHIQ.
Following the identification of impairment indicators for the combined IXIARO / IXCHIQ CGU, related to changes in the utilization of the Group’s manufacturing assets as well as the termination of the drug substance supply agreement with Serum Institute of India (SII), an impairment test was performed as at December 31, 2025. Existing uncertainties were considered by assigning probabilities to different IXCHIQ revenue scenarios prepared. The impairment testing did not result in any impairment requirement as the recoverable amount for the CGU was considerably higher than the carrying value of its assets.
Further, the impairment test for the CGUs of IXIARO and IXCHIQ, which were for 2024 treated as separate CGUs, did not result in any impairment for the year ended December 31, 2024.
DUKORAL
Following an increase in the risk-free rate that constituted an indicator of impairment, the Group conducted an impairment assessment of the DUKORAL CGU as at September 30, 2025. The analysis concluded that the CGU’s recoverable amount exceeded the carrying amount of the underlying assets, and accordingly no impairment charge was recognised.
As at December 31, 2025, no further impairment indicators arose during the remainder of the reporting period; consequently, no additional impairment testing was required at year-end.
The impairment testing on DUKORAL for the year ended December 31, 2024 did not result in any impairment charges.
Shigella
An assessment of impairment indicators was performed for the year ended December 31, 2025 resulting in no impairment indicators identified. An annual impairment test was performed, which did not result in any impairment requirements as the value in use for the CGU was considerably higher than the book value of its assets.

Sensitivity to changes in assumptions
The net present value calculations are based upon assumptions regarding market size, expected sales volumes resulting in sales value expectations, expected royalty income or expected milestone payments. The net present value calculations are most sensitive to the following assumptions:
–discount rate
–reduction of expected revenues
The following table shows these parameters and their sensitivity to the overall result in case of described changes:

in € thousand (except ratios)	IXIARO	DUKORAL	IXCHIQ	Shigella	IXIARO / IXCHIQ
WEIGHTED AVERAGE COST OF CAPITAL (WACC)
2025	—%	7.44%	—%	13.00%	8.12%
2024	—%	—%	8.79%	—%	—%
BREAK-EVEN WACC
2025	—%	9.32%	—%	16.59%	21.14%
2024	—%	—%	27.04%	—%	—%
IMPAIRMENT IF WACC INCREASES BY 1% (in € thousand)
2025	—	NO	—	NO	NO
2024	—	—	NO	—	—
As of December 31, 2025, the value in use of the DUKORAL and IXIARO/IXCHIQ CGUs would equal their carrying amount if the product revenues decrease by 1.50% and 13.00% respectively, compared to the Group’s projections assuming all costs to remain unchanged..